united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street; Omaha, NE 68130

(Address of principal executive offices) (Zip code)

Richard Malinowski

Gemini Fund Services, LLC., 80 Arkay Drive, Suite 110; Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2600

Date of fiscal year end: 12/31

Date of reporting period: 9/30/2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

TransWestern Institutional Short Duration Government Bond Fund
PORTFOLIO OF INVESTMENTS
September 30, 2018 (Unaudited)
Principal Amount ($)		Variable Rate	Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT AGENCIES - 76.2%
	FEDERAL HOME LOAN MORTGAGE CORP. - 21.3% (a)
$39,067	Freddie Mac Arm Pool 420178 (b)	COF 11 +1.25	5.7690	6/1/2020	$39,538
56,770	Freddie Mac Arm Pool 420181 (b)	COF 11 +1.25	5.8870	8/1/2020	57,540
39,381	Freddie Mac Arm Pool 420198 (b)	COF 11 +1.25	5.9220	10/1/2020	40,021
55,655	Freddie Mac Arm Pool 420199 (b)	COF 11 +1.25	5.9530	11/1/2020	56,493
802,346	Freddie Mac Arm Pool 849046 (b)	US0012M +1.90	4.2710	9/1/2041	842,831
285,532	Freddie Mac Gold Pool G08448		5.0000	5/1/2041	302,659
865,635	Freddie Mac Gold Pool Q18571		3.5000	5/1/2043	854,799
1,119,319	Freddie Mac Gold Pool Q20545		3.5000	7/1/2043	1,110,653
220,849	Freddie Mac Gold Pool U92432		4.0000	2/1/2044	225,231
538,000	Freddie Mac Multifamily Structured Pass Through Cert K013 A2 (c)		3.9740	1/25/2021	547,312
4,300,000	Freddie Mac Multifamily Structured Pass Through Cert K064 A2 (c)		3.2240	3/25/2027	4,216,316
1,160,000	Freddie Mac Multifamily Structured Pass Through Cert K077 A2 (c)		3.8500	5/25/2028	1,183,751
176,846	Freddie Mac Multifamily Structured Pass Through Cert K706 A2 (c)		2.3230	10/25/2018	176,553
1,756,058	Freddie Mac Multifamily Structured Pass Through Cert K708 A2 (c)		2.1300	1/25/2019	1,751,819
5,288,509	Freddie Mac Multifamily Structured Pass Through Cert K712 A2 (c)		1.8690	11/25/2019	5,236,016
272,760	Freddie Mac Multifamily Structured Pass Through Cert K725 A1 (c)		2.6660	5/25/2023	268,650
2,030,000	Freddie Mac Multifamily Structured Pass Through Cert K732 A2 (c)		3.7000	5/25/2025	2,071,469
1,038,000	Freddie Mac Multifamily Structured Pass Through Cert KAIV A2 (c)		3.9890	6/25/2021	1,058,267
3,424,822	Freddie Mac Multifamily Structured Pass Through Cert KBAM A(b,c)	LIBOR01M +0.70	2.8137	9/25/2022	3,439,205
427,727	Freddie Mac Multifamily Structured Pass Through Cert KF06 A (b,c)	LIBOR01M +0.33	2.4437	11/25/2021	428,162
2,144,275	Freddie Mac Multifamily Structured Pass Through Cert KF11 A (b,c)	LIBOR01M +0.65	2.7637	9/25/2025	2,152,330
662,850	Freddie Mac Multifamily Structured Pass Through Cert KF14 A (b,c)	LIBOR01M +0.65	2.7637	1/25/2023	665,128
712,083	Freddie Mac Multifamily Structured Pass Through Cert KI01 A (b,c)	LIBOR01M +0.16	2.2737	9/25/2022	712,408
1,506,220	Freddie Mac Multifamily Structured Pass Through Cert K102 A (b,c)	LIBOR01M +0.20	2.3138	2/25/2023	1,506,846
2,655,000	Freddie Mac Multifamily Structured Pass Through Cert KJ20 A2 (c)		3.7990	12/25/2025	2,707,791
1,890,000	Freddie Mac Multifamily Structured Pass Through Cert KJ21 A2 (c)		3.7000	9/25/2026	1,908,108
3,700,000	Freddie Mac Multifamily Structured Pass Through Cert KPLB A (c)		2.7700	5/25/2025	3,572,022
289,762	Freddie Mac Non Gold Pool 1B2025 (b)	US0012M +1.86	3.9300	6/1/2034	304,512
266,739	Freddie Mac Non Gold Pool 1B2721 (b)	US0012M +1.73	3.4930	1/1/2035	279,222
89,579	Freddie Mac Non Gold Pool 1H2695 (b)	H15T1Y +2.17	3.7960	4/1/2036	92,103
321,265	Freddie Mac Non Gold Pool 1J1382 (b)	US0012M +1.64	3.3900	11/1/2036	335,425
80,195	Freddie Mac Non Gold Pool 1J1540 (b)	US0012M +2.18	4.0840	3/1/2037	84,769
843,257	Freddie Mac Non Gold Pool 1K0068 (b)	H15T1Y +2.51	3.7800	11/1/2036	899,750
606,596	Freddie Mac Non Gold Pool 1L1358 (b)	H15T1Y +2.50	4.1950	5/1/2036	643,972
217,789	Freddie Mac Non Gold Pool 1Q0092 (b)	H15T1Y +2.25	3.9780	3/1/2036	229,521
246,023	Freddie Mac Non Gold Pool 1Q0160 (b)	US0012M +1.77	4.3650	9/1/2035	258,629
108,726	Freddie Mac Non Gold Pool 1Q0647 (b)	US0012M +1.84	4.0510	11/1/2038	114,382
175,140	Freddie Mac Non Gold Pool 1Q1097 (b)	US0012M +1.82	3.8250	4/1/2037	183,904
154,352	Freddie Mac Non Gold Pool 1Q1104 (b)	US0012M +1.72	3.5490	4/1/2037	160,814
63,770	Freddie Mac Non Gold Pool 1Q1131 (b)	US0006M +1.67	3.8880	6/1/2037	64,950
212,516	Freddie Mac Non Gold Pool 1Q1302 (b)	US0012M +1.61	4.1120	11/1/2038	221,920
1,809,509	Freddie Mac Non Gold Pool 1Q1380 (b)	US0012M +1.90	3.7980	3/1/2038	1,901,604
237,996	Freddie Mac Non Gold Pool 1Q1446 (b)	H15T1Y +2.11	3.8920	9/1/2038	250,031
33,080	Freddie Mac Non Gold Pool 407736 (b)	H15T1Y +2.13	3.5980	1/1/2023	33,526
1,722,912	Freddie Mac Non Gold Pool 780722 (b)	H15T1Y +2.22	4.4700	8/1/2033	1,810,769
254,739	Freddie Mac Non Gold Pool 783000 (b)	H15T1Y +2.28	3.5890	1/1/2035	267,818
328,478	Freddie Mac Non Gold Pool 783028 (b)	H15T1Y +2.25	3.9760	2/1/2035	345,929
31,088	Freddie Mac Non Gold Pool 845830 (b)	US0006M +2.07	4.5050	7/1/2024	32,133
418,100	Freddie Mac Non Gold Pool 847103 (b)	H15T1Y +2.29	3.6280	1/1/2033	438,963
53,394	Freddie Mac Non Gold Pool 848565 (b)	US0012M +1.73	3.6980	12/1/2037	55,192
104,854	Freddie Mac Non Gold Pool 848568 (b)	H15T1Y +2.21	3.7910	9/1/2038	109,591
338,732	Freddie Mac Non Gold Pool 848575 (b)	H15T1Y +2.27	3.8200	2/1/2036	357,157
264,300	Freddie Mac Non Gold Pool 848685 (b)	H15T1Y +2.29	3.5600	2/1/2036	279,173
1,012,577	Freddie Mac Non Gold Pool 848690 (b)	H15T1Y +2.25	3.9700	3/1/2037	1,065,458
2,802,367	Freddie Mac Non Gold Pool 848949 (b)	H15T1Y +2.25	4.2430	9/1/2038	2,950,006
198,037	Freddie Mac Non Gold Pool 972132 (b)	H15T1Y +2.23	3.4750	11/1/2033	209,124
50,227	Freddie Mac Non Gold Pool 972257 (b)	US0012M +1.79	4.1600	5/1/2037	51,343
185,492	Freddie Mac REMICS 1628 LZ (c)		6.5000	12/15/2023	194,386
129,866	Freddie Mac REMICS 2102 PE (c)		6.5000	12/15/2028	141,589
87,658	Freddie Mac REMICS 2131 ZB (c)		6.0000	3/15/2029	90,962
36,532	Freddie Mac REMICS 2412 OF (b,c)	LIBOR01M +0.95	3.1084	12/15/2031	37,036
60,772	Freddie Mac REMICS 2448 FV (b,c)	LIBOR01M +1.00	3.1584	3/15/2032	61,919
18,232	Freddie Mac REMICS 2450 FW (b,c)	LIBOR01M +0.50	2.6584	3/15/2032	18,146
206,372	Freddie Mac REMICS 2526 FC (b,c)	LIBOR01M +0.40	2.5584	11/15/2032	207,071

TransWestern Institutional Short Duration Government Bond Fund
PORTFOLIO OF INVESTMENTS
September 30, 2018 (Unaudited) (Continued)
Principal Amount ($)		Variable Rate	Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT AGENCIES - 76.2% (continued)
	FEDERAL HOME LOAN MORTGAGE CORP. - 21.3% (a)(continued)
$21,513	Freddie Mac REMICS 2557 WF (b,c)	LIBOR01M +0.40	2.5584	1/15/2033	$21,416
104,056	Freddie Mac REMICS 2581 FD (b,c)	LIBOR01M +0.75	2.9084	12/15/2032	106,105
46,681	Freddie Mac REMICS 2768 PW (c)		4.2500	3/15/2034	48,267
28,993	Freddie Mac REMICS 2874 BC (c)		5.0000	10/15/2019	29,083
49,471	Freddie Mac REMICS 2881 AG (c)		4.5000	8/15/2034	48,607
802,663	Freddie Mac REMICS 2903 Z (c)		5.0000	12/15/2024	831,761
24,153	Freddie Mac REMICS 2930 KT (c)		4.5000	2/15/2020	23,993
50,840	Freddie Mac REMICS 2931 DE (c)		4.0000	2/15/2020	51,079
506,415	Freddie Mac REMICS 2978 JG (c)		5.5000	5/15/2035	545,347
9,498	Freddie Mac REMICS 3016 FL (b,c)	LIBOR01M +0.39	2.5484	8/15/2035	9,414
765,235	Freddie Mac REMICS 3036 NE (c)		5.0000	9/15/2035	805,929
94,616	Freddie Mac REMICS 3104 DH (c)		5.0000	1/15/2026	97,635
806,769	Freddie Mac REMICS 3412 AY (c)		5.5000	2/15/2038	870,028
289,592	Freddie Mac REMICS 3561 W (c)		2.7892	6/15/2048	265,243
502,520	Freddie Mac REMICS 3620 AT (c)		4.1842	12/15/2036	533,508
150,135	Freddie Mac REMICS 3862 GA (c)		4.0000	4/15/2041	152,727
					56,354,859
	FEDERAL NATIONAL MORTGAGE ASSOCIATION - 27.4% (a)
3,725,000	Fannie Mae Aces 2015-M10 A2 (c)		3.0920	4/25/2027	3,593,026
1,168,824	Fannie Mae Aces 2015-M17 FA (b,c)	LIBOR01M +0.93	2.9994	11/25/2022	1,180,647
2,000,000	Fannie Mae Aces 2017-M3 A2 (c)		2.5683	12/25/2026	1,856,020
2,970,000	Fannie Mae Aces 2017-M14 A2 (c)		2.9741	11/25/2027	2,809,138
1,089,349	Fannie Mae ARM Pool AJ0875 (b)	US0012M +1.80	3.5500	10/1/2041	1,145,562
38,039	Fannie Mae Pool 202436 (b)	H15T3Y +2.23	3.5260	2/1/2023	38,260
7,920	Fannie Mae Pool 303212 (b)	US0006M +2.09	4.1760	2/1/2025	7,988
281,027	Fannie Mae Pool 555375		6.0000	4/1/2033	310,650
77,603	Fannie Mae Pool 583934 (b)	H15T1Y +2.27	4.2700	5/1/2031	77,298
105,323	Fannie Mae Pool 619105 (b)	H15T1Y +2.13	4.0000	5/1/2032	106,499
26,442	Fannie Mae Pool 642012 (b)	H15T1Y +2.27	4.1400	5/1/2032	27,019
55,429	Fannie Mae Pool 684842 (b)	H15T1Y +2.43	4.2220	1/1/2030	55,694
344,230	Fannie Mae Pool 699985 (b)	H15T1Y +2.21	4.0820	4/1/2033	357,720
5,908	Fannie Mae Pool 70565 (b)	H15BDI6M +1.75	3.8590	2/1/2020	5,942
3,110	Fannie Mae Pool 708218 (b)	H15T1Y +2.02	3.3900	3/1/2033	3,196
196,931	Fannie Mae Pool 721424 (b)	H15T1Y +2.29	4.3920	6/1/2033	206,082
29,246	Fannie Mae Pool 725052 (b)	H15T1Y +2.16	4.0360	7/1/2033	29,927
20,102	Fannie Mae Pool 725320 (b)	H15T1Y +2.25	4.2180	8/1/2039	21,372
232,455	Fannie Mae Pool 725392 (b)	H15T1Y +2.23	4.0670	4/1/2034	244,552
38,620	Fannie Mae Pool 732087 (b)	H15T1Y +2.44	4.6410	8/1/2033	40,617
141,141	Fannie Mae Pool 735667		5.0000	7/1/2035	149,921
32,780	Fannie Mae Pool 742230 (b)	US0006M +2.25	4.2500	9/1/2033	32,796
100,163	Fannie Mae Pool 748848 (b)	H15T1Y +2.27	4.3840	6/1/2037	105,049
166,018	Fannie Mae Pool 751930 (b)	US0012M +1.75	3.5000	10/1/2033	174,472
143,875	Fannie Mae Pool 762519		5.5000	11/1/2023	147,780
86,878	Fannie Mae Pool 766907(b)	US0012M +1.80	4.0450	3/1/2034	91,350
91,647	Fannie Mae Pool 783245 (b)	12MTA +1.20	2.9470	4/1/2034	90,109
61,604	Fannie Mae Pool 803338(b)	12MTA +1.20	2.9470	9/1/2044	61,340
623,750	Fannie Mae Pool 805753 (b)	H15T1Y +2.31	3.6790	1/1/2035	661,342
514,848	Fannie Mae Pool 813637 (b)	H15T1Y +2.19	3.5990	1/1/2036	543,710
195,399	Fannie Mae Pool 813844 (b)	US0006M +1.54	4.0250	1/1/2035	202,265
66,109	Fannie Mae Pool 823235 (b)	US0012M +2.47	5.0980	6/1/2035	70,516
378,898	Fannie Mae Pool 829608 (b)	H15T1Y +2.22	4.4730	8/1/2035	399,917
125,470	Fannie Mae Pool 832249 (b)	US0012M +1.58	4.3260	8/1/2035	131,521
41,864	Fannie Mae Pool 837332 (b)	H15T1Y +2.08	4.3280	9/1/2035	43,208
186,548	Fannie Mae Pool 838444 (b)	H15T1Y +2.22	4.4730	8/1/2035	196,583
236,810	Fannie Mae Pool 838948 (b)	US0006M +1.51	4.0100	8/1/2035	245,013
21,063	Fannie Mae Pool 844532 (b)	12MTA +1.82	3.5680	11/1/2035	21,455
67,105	Fannie Mae Pool 846695 (b)	US0006M +2.55	4.6780	11/1/2035	70,872
301,332	Fannie Mae Pool 846749 (b)	US0006M +2.34	4.7540	1/1/2036	315,144
75,683	Fannie Mae Pool 863729 (b)	H15T1Y +2.27	3.6430	1/1/2036	79,090
57,797	Fannie Mae Pool 879683 (b)	H15T1Y +2.15	4.3580	9/1/2036	60,853
61,357	Fannie Mae Pool 880366(b)	US0006M +1.44	3.9030	2/1/2036	63,345
357,073	Fannie Mae Pool 880373 (b)	US0012M +1.54	3.3390	2/1/2036	372,463
100,183	Fannie Mae Pool 886376 (b)	12MTA +2.39	4.1580	8/1/2036	104,353
463,194	Fannie Mae Pool 888310 (b)	US0012M +1.63	3.7760	4/1/2037	483,998
208,688	Fannie Mae Pool 888628 (b)	US0012M +1.81	4.0460	7/1/2037	219,915

TransWestern Institutional Short Duration Government Bond Fund
PORTFOLIO OF INVESTMENTS
September 30, 2018 (Unaudited) (Continued)
Principal Amount ($)		Variable Rate	Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT AGENCIES - 76.2% (continued)
	FEDERAL NATIONAL MORTGAGE ASSOCIATION - 27.4% (a)(continued)
$613,540	Fannie Mae Pool 889819 (b)	US0012M +1.57	3.8900	4/1/2037	$640,354
498,865	Fannie Mae Pool 889822 (b)	US0012M +1.61	3.9010	7/1/2035	519,717
702,398	Fannie Mae Pool 894110 (b)	12MTA +2.18	3.8980	10/1/2036	722,645
18,080	Fannie Mae Pool 89417 (b)	H15BDI6M +1.75	4.4890	7/1/2029	18,278
154,530	Fannie Mae Pool 894530 (b)	H15T1Y +2.49	3.8600	5/1/2035	164,273
10,818	Fannie Mae Pool 899633		5.5000	7/1/2037	11,595
399,054	Fannie Mae Pool 900197 (b)	US0012M +2.08	3.8710	10/1/2036	422,855
35,001	Fannie Mae Pool 906281 (b)	US0012M +1.82	3.6250	1/1/2037	36,845
1,203,291	Fannie Mae Pool 910289 (b)	US0012M +1.79	3.8880	3/1/2037	1,265,219
348,975	Fannie Mae Pool 920847 (b)	H15T1Y +2.50	4.1180	8/1/2036	370,542
580,037	Fannie Mae Pool 964244 (b)	US0012M +1.62	4.3400	7/1/2038	604,444
181,273	Fannie Mae Pool 964760 (b)	US0012M +1.66	4.4070	8/1/2038	187,257
175,930	Fannie Mae Pool 995008 (b)	12MTA +2.29	4.0460	10/1/2036	182,529
44,068	Fannie Mae Pool 995134 (b)	H15T1Y +2.18	4.2020	6/1/2036	46,393
107,499	Fannie Mae Pool 995269 (b)	US0006M +1.54	3.9460	7/1/2035	111,250
48,468	Fannie Mae Pool 995552 (b)	H15T1Y +2.18	4.1200	5/1/2035	50,837
43,734	Fannie Mae Pool 995949 (b)	12MTA +2.31	4.0830	9/1/2036	45,607
951,106	Fannie Mae Pool AB5519		3.5000	7/1/2042	938,894
304,111	Fannie Mae Pool AB5688		3.5000	7/1/2037	300,206
1,443,595	Fannie Mae Pool AB6282		3.5000	9/1/2042	1,425,123
1,314,766	Fannie Mae Pool AB7016		4.0000	11/1/2042	1,333,251
599,466	Fannie Mae Pool AB9096		4.0000	4/1/2043	608,101
65,329	Fannie Mae Pool AC2472		5.0000	6/1/2040	69,235
63,742	Fannie Mae Pool AC8301 (b)	US0012M +1.81	3.5600	12/1/2039	66,769
751,164	Fannie Mae Pool AD0541 (b)	H15T1Y +2.18	4.1640	11/1/2033	789,068
482,560	Fannie Mae Pool AD0959 (b)	US0006M +2.25	4.6680	7/1/2037	511,887
252,851	Fannie Mae Pool AE0354 (b)	US0012M +1.73	3.9660	9/1/2037	265,420
173,464	Fannie Mae Pool AE0870 (b)	US0012M +1.68	4.0930	11/1/2036	181,746
298,246	Fannie Mae Pool AI4385 (b)	US0012M +1.80	3.5500	12/1/2041	313,006
250,045	Fannie Mae Pool AL0332 (b)	H15T1Y +2.13	3.9170	9/1/2034	262,453
311,666	Fannie Mae Pool AL0361 (b)	H15T1Y +2.22	4.4130	7/1/2035	334,234
35,893	Fannie Mae Pool AL0883 (b)	US0012M +1.22	3.0910	1/1/2038	35,913
109,736	Fannie Mae Pool AL0920 (b)	US0012M +1.68	5.0000	7/1/2037	116,558
1,267,605	Fannie Mae Pool AL1270 (b)	H15T1Y +2.19	4.1190	10/1/2034	1,334,503
190,957	Fannie Mae Pool AL1271 (b)	H15T1Y +2.29	3.8840	10/1/2033	199,634
888,875	Fannie Mae Pool AL1288 (b)	US0012M +1.58	4.2950	9/1/2037	928,357
1,751,535	Fannie Mae Pool AL1890 (b)	US0012M +1.88	4.0570	3/1/2037	1,849,781
128,158	Fannie Mae Pool AL2559 (b)	US0012M +1.80	4.3640	7/1/2041	134,495
1,470,923	Fannie Mae Pool AO4163		3.5000	6/1/2042	1,452,078
6,877,657	Fannie Mae Pool AO8169		3.5000	9/1/2042	6,788,831
1,850,742	Fannie Mae Pool AQ6238		3.5000	12/1/2042	1,827,016
908,155	Fannie Mae Pool AQ9715		3.0000	1/1/2043	876,199
2,390,584	Fannie Mae Pool AR9225		3.0000	3/1/2043	2,306,861
11,822,307	Fannie Mae Pool BC1442		3.5000	7/1/2046	11,678,376
7,244,643	Fannie Mae Pool BM1078 (b)	H15T1Y+2.18	4.1670	12/1/2040	7,619,070
1,256,294	Fannie Mae Pool MA1404		3.5000	4/1/2043	1,240,162
7,502	Fannie Mae REMICS 1999-57 FC (b,c)	LIBOR01M +0.25	2.4084	11/17/2029	7,446
575,542	Fannie Mae REMICS 2000-45 FD (b,c)	LIBOR01M +0.55	2.7147	12/18/2030	582,982
394,768	Fannie Mae REMICS 2000-45 FG (b,c)	LIBOR01M +0.55	2.7147	12/18/2030	399,871
90,693	Fannie Mae REMICS 2002-16 VF (b,c)	LIBOR01M +0.55	2.7658	4/25/2032	90,163
150,513	Fannie Mae REMICS 2002-30 FB (b,c)	LIBOR01M +1.00	3.2158	8/25/2031	153,755
35,165	Fannie Mae REMICS 2002-71 AP (c)		5.0000	11/25/2032	35,879
6,637	Fannie Mae REMICS 2003-35 FG (b,c)	LIBOR01M +0.3	2.5158	5/25/2033	6,550
37,935	Fannie Mae REMICS FNR 2003-41 JW (c)		5.0000	5/25/2023	37,860
19	Fannie Mae REMICS 2003-128 NG (c)		4.0000	1/25/2019	19
184,412	Fannie Mae REMICS 2003-134 FC (b,c)	LIBOR01M +0.6	2.8158	12/25/2032	187,084
10,776	Fannie Mae REMICS 2004-90 LH (c)		5.0000	4/25/2034	10,698
62,052	Fannie Mae REMICS 2005-29 WQ (c)		5.5000	4/25/2035	65,950
325,664	Fannie Mae REMICS 2005-100 BQ (c)		5.5000	11/25/2025	339,608
190,384	Fannie Mae REMICS 2008-86 LA (c)		3.4449	8/25/2038	190,044
210,034	Fannie Mae REMICS 2009-50 PT (c)		5.8142	5/25/2037	226,855
917,995	Fannie Mae REMICS 2010-60 HB(c)		5.0000	6/25/2040	966,283
266,712	Fannie Mae REMICS 2011-39 ZA (c)		6.0000	11/25/2032	290,794
485,407	Fannie Mae REMICS 2013-63 YF (b,c)	LIBOR01M +1.00	3.2158	6/25/2043	490,916
12,340	Fannie Mae REMICS G92-25 FA (b,c)	LIBOR01M +0.90	3.1158	5/25/2022	12,302
					72,538,515
TransWestern Institutional Short Duration Government Bond Fund
PORTFOLIO OF INVESTMENTS
September 30, 2018 (Unaudited) (Continued)
Principal Amount ($)		Variable Rate	Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT AGENCIES - 76.2% (continued)
	GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 27.2%
$159,987	Ginnie Mae II Pool 710063		4.6500	1/20/2061	$162,807
213,882	Ginnie Mae II Pool 710065		4.8100	2/20/2061	215,170
395,966	Ginnie Mae II Pool 710084		4.7000	8/20/2061	397,152
5,547	Ginnie Mae II Pool 751387		4.7420	1/20/2061	5,658
340,599	Ginnie Mae II Pool 751408		4.8170	6/20/2061	347,968
207,329	Ginnie Mae II Pool 756713		4.6320	3/20/2062	208,919
291,476	Ginnie Mae II Pool 756730		4.5610	3/20/2062	294,172
138,214	Ginnie Mae II Pool 757339		4.8620	2/20/2062	139,601
220,116	Ginnie Mae II Pool 757348		4.8490	6/20/2062	222,050
429,684	Ginnie Mae II Pool 759745		4.8150	5/20/2062	433,928
809,263	Ginnie Mae II Pool 765200		4.5490	8/20/2062	819,000
1,909,943	Ginnie Mae II Pool 765229		4.5530	11/20/2062	1,934,093
651,669	Ginnie Mae II Pool 766529		4.5950	6/20/2062	658,566
2,579,823	Ginnie Mae II Pool 766537		4.5040	7/20/2062	2,609,046
2,397,091	Ginnie Mae II Pool 766540		4.5830	7/20/2062	2,421,126
1,968,381	Ginnie Mae II Pool 766542		4.5900	11/20/2062	1,994,714
380,719	Ginnie Mae II Pool 766556		4.7550	8/20/2062	384,639
2,330,236	Ginnie Mae II Pool 766562		4.5420	12/20/2062	2,362,595
1,986,455	Ginnie Mae II Pool 773431		4.5310	12/20/2061	2,001,294
895,982	Ginnie Mae II Pool 773437		4.4850	2/20/2062	903,003
998,368	Ginnie Mae II Pool 777428		4.2850	2/20/2063	1,014,152
1,590,954	Ginnie Mae II Pool 777432		4.5990	10/20/2062	1,612,045
1,630,973	Ginnie Mae II Pool 777440		4.5060	12/20/2062	1,658,942
3,514,785	Ginnie Mae II Pool 791949		4.5080	4/20/2063	3,568,782
441,262	Ginnie Mae II Pool 891616 (b)	H15T1Y +1.40	3.7300	6/20/2058	450,250
94,840	Ginnie Mae II Pool 894704 (b)	H15T1Y +0.85	3.1810	10/20/2061	96,455
2,715,159	Ginnie Mae II Pool 896363 (b)	H15T1Y +0.73	3.0580	7/20/2062	2,748,047
676,211	Ginnie Mae II Pool 896982 (b)	H15T1Y +1.14	3.4700	12/20/2061	687,848
1,007,066	Ginnie Mae II Pool 897906 (b)	H15T1Y +0.85	3.1840	6/20/2062	1,023,483
222,538	Ginnie Mae II Pool 898416 (b)	US0001M +2.03	4.0960	2/20/2063	232,677
1,391,660	Ginnie Mae II Pool 898433 (b)	US0001M +2.38	4.2400	1/20/2063	1,452,712
1,081,056	Ginnie Mae II Pool 898436 (b)	US0001M +2.46	4.2730	2/20/2063	1,130,221
6,772,997	Ginnie Mae II Pool 898443 (b)	US0001M +2.16	4.2490	3/20/2063	7,066,767
2,508,866	Ginnie Mae II Pool 899066 (b)	US0001M +2.26	4.3480	9/20/2062	2,634,199
685,617	Ginnie Mae II Pool 899072 (b)	US0001M +2.33	4.1880	10/20/2062	716,640
2,398,020	Ginnie Mae II Pool 899633 (b)	US0001M +2.16	4.2080	1/20/2063	2,510,661
1,511,611	Ginnie Mae II Pool 899650 (b)	US0001M +1.93	3.9800	2/20/2063	1,579,037
1,087,523	Ginnie Mae II Pool 899651 (b)	US0001M +2.42	4.4570	2/20/2063	1,140,710
2,359,694	Ginnie Mae II Pool 899765 (b)	US0001M +2.07	4.1380	2/20/2063	2,471,261
112,544	Ginnie Mae II Pool AE9606 (b)	H15T1Y +1.14	3.4700	8/20/2064	114,614
100,729	Ginnie Mae II Pool AF5211 (b)	H15T1Y +1.44	3.7670	11/20/2063	102,095
72,100	Ginnie Mae II Pool AG8190 (b)	H15T1Y +1.14	3.4670	9/20/2064	73,386
95,925	Ginnie Mae II Pool AG8209 (b)	H15T1Y +0.87	3.2000	10/20/2064	97,587
83,577	Ginnie Mae II Pool AG8275 (b)	H15T1Y +1.14	3.4670	3/20/2065	85,219
101,460	Ginnie Mae II Pool AK0197 (b)	H15T1Y +0.71	3.0420	9/20/2064	102,846
59,417	Government National Mortgage Association 2001-49 FV (b,c)	LIBOR01M +0.25	2.4084	12/16/2028	58,882
89,323	Government National Mortgage Association 2003-72 Z (c)		5.2693	11/16/2045	92,100
78,963	Government National Mortgage Association 2003-88 Z (c)		4.7657	3/16/2046	80,069
377,253	Government National Mortgage Association 2011-H23 HA (c)		3.0000	12/20/2061	376,694
488,311	Government National Mortgage Association 2012-124 HT (c)		7.2579	7/20/2032	505,074
427,723	Government National Mortgage Association 2012-H21 CF (b,c)	US0001M +0.70	2.7802	5/20/2061	428,792
953,555	Government National Mortgage Association 2012-H29 HF (b,c)	US0001M +0.50	2.5802	10/20/2062	952,807
647,713	Government National Mortgage Association 2013-H02 GF (b,c)	US0001M +0.50	2.5802	12/20/2062	648,015
1,992,868	Government National Mortgage Association 2013-H22 FT (b,c)	H15T1Y +0.65	3.0700	4/20/2063	2,002,742
3,914,325	Government National Mortgage Association 2014-H12 HZ (c)		4.5980	6/20/2064	4,045,902
1,115,611	Government National Mortgage Association 2014-H14 FA (b,c)	US0001M +0.50	2.5999	7/20/2064	1,120,491
765,387	Government National Mortgage Association 2014-H15 FA (b,c)	US0001M +0.50	2.5802	7/20/2064	769,338
124,025	Government National Mortgage Association 2015-H05 FA (b,c)	US0001M +0.30	2.3802	4/20/2061	123,914
675,487	Government National Mortgage Association 2015-H09 HA (c)		1.7500	3/20/2065	669,446
408,213	Government National Mortgage Association 2015-H11 FA (b,c)	US0001M +0.25	2.3302	4/20/2065	407,846
1,419,334	Government National Mortgage Association 2015-H13 FL (b,c)	US0001M +0.28	2.3602	5/20/2063	1,418,070
811,910	Government National Mortgage Association 2015-H19 FH (b,c)	US0001M +0.30	2.3802	7/20/2065	812,292
2,495,873	Government National Mortgage Association 2016-H10 FJ (b,c)	US0001M +0.60	2.6802	4/20/2066	2,499,045
2,164,449	Government National Mortgage Association 2016-H19 FJ (b,c)	US0001M +0.40	2.4802	9/20/2063	2,164,131
					72,061,787
TransWestern Institutional Short Duration Government Bond Fund
PORTFOLIO OF INVESTMENTS
September 30, 2018 (Unaudited) (Continued)
Principal Amount ($)		Variable Rate	Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT AGENCIES - 76.2% (continued)
	U.S. DEPARTMENT OF HOUSING AND URBAN DEVELOPMENT - 0.3%
$960,000	United States Department of Housing and Urban Development		1.8800	8/1/2019	$953,531

	TOTAL U.S. GOVERNMENT AGENCIES (Cost - $207,395,023)				201,908,692

	U.S. TREASURY BONDS AND NOTES - 7.8%
8,130,000	United States Treasury Bond		2.7500	2/15/2028	7,927,862
1,075,000	United States Treasury Bond		2.8750	5/15/2028	1,058,959
4,680,000	United States Treasury Note		2.8750	9/30/2023	4,664,187
2,760,000	United States Treasury Note		3.0000	9/30/2025	2,757,197
3,260,000	United States Treasury Note		2.2500	11/15/2027	3,051,920
1,135,000	United States Treasury Note		3.0000	8/15/2048	1,092,526
	TOTAL U.S. TREASURY BONDS AND NOTES (Cost - $20,698,242)				20,552,651

	SHORT TERM INVESTMENTS - 15.6%
	U.S GOVERNMENT & AGENCY DISCOUNT NOTES - 7.6%		Discount Rate (%)
6,850,000	Federal Home Loan		0.0000	10/1/2018	6,850,000
1,530,000	Federal Home Loan		0.3461	10/4/2018	1,529,750
11,895,000	Federal Home Loan		1.3478	10/26/2018	11,877,657
					20,257,407
	U.S. TREASURY BILLS - 8.0%
495,000	United States Treasury Bill		0.3551	10/4/2018	494,917
8,500,000	United States Treasury Bill		2.1204	3/14/2019	8,411,810
4,270,000	United States Treasury Bill		2.2184	4/25/2019	4,212,886
8,250,000	United States Treasury Bill		2.2830	8/15/2019	8,069,361
					21,188,974

	TOTAL SHORT TERM INVESTMENTS (Cost - $ 41,453,941)				41,446,381

	TOTAL INVESTMENTS - 99.6% (Cost - $269,547,206)				$263,907,724
	OTHER ASSETS LESS LIABILITIES - 0.4%				1,196,141
	TOTAL NET ASSETS - 100.0%				$265,103,865

	12MTA - 12 Month Treasury Average
	COF 11 - Cost of Funds Index
	H15BDI6M - US Treasury Bill 6 Month Auction High Discount Rate
	H15T1Y - US Treasury Yield Curve Rate T-Note Constant Maturity 1 Year
	H15T3Y - US Treasury Yield Curve Rate T-Note Constant Maturity 3 Year
	LIBOR01M - London Interbank Offered Rate 1 Month
	US0001M - 1 month USD LIBOR interest rate
	US0006M - 6 month USD LIBOR interest rate
	US0012M - 12 month USD LIBOR interest rate
(a)	Issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. government. The Federal
	National Mortgage Association and the Federal Home Loan Mortgage Corporation currently operate under a federal conservatorship.
(b)	Variable rate security - interest rate subject to periodic change.
(c)	Collateralized mortgage obligation (CMO).

TransWestern Institutional Short Duration Government Bond Fund
PORTFOLIO OF INVESTMENTS
September 30, 2018 (Unaudited) (Continued)

The following is a summary of significant accounting policies followed by the Fund in the preparation of its Portfolio of Investments. These policies are in conformity with accounting principles generally accepted in the United States of America (GAAP). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 "Financial Services – Investment Companies" including FASB Accounting Standard Update ASU 2013-08.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the bid and ask prices on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. If market quotations are not readily available or if the advisor believes the market quotations are not reflective of market value, securities will be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”). The Board will review the fair value method in use for securities requiring a fair market value determination at least quarterly. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued at their fair value as determined using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process - As noted above, the fair value team is composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor or sub-advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor or sub-advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the advisor or sub-advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor or sub-advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of September 30, 2018, for the Fund’s investments measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
U.S. Government Agencies	$-	$201,908,692	$-	$201,908,692
U.S. Treasury Bonds and Notes	-	20,552,651	-	20,552,651
Short-Term Investments	-	41,446,381	-	41,446,381
Total	$-	$263,907,724	$-	$263,907,724
The Fund did not hold any Level 3 securities during the period.
There were no transfers between levels during the current period presented. It is the Fund’s policy to recognize transfers between levels at the end of the reporting period.

AGGREGATE UNREALIZED APPRECIATION AND DEPRECAITON – TAX BASIS
The identified cost of investments in securities owned by each Fund for federal income tax purposes (including securities sold short), and its respective gross unrealized appreciation and depreciation at September 30, 2018, were as follows:

	Unrealized	Unrealized	Appreciation/
	Appreciation	Depreciation	(Depreciation)
	$374,905	$(6,015,123)	$(5,640,218)

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust

By

*/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer

Date 11/27/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer

Date 11/27/2018

By

*/s/ Jim Colantino

Jim Colantino, Principal Financial Officer

Date 11/27/2018